Loans and Advances to Customers - Disclosure of Maturity Analysis of Operating Lease Payments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	£ 128	£ 134
No later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	31	31
Later than one year and not later than two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	28	27
Later than two years and not later than three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	23	22
Later than three years and not later than four years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	13	15
Later than four years and not later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	11	11
Later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	£ 22	£ 28